Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other liabilities

($ in millions)
At December 31:	2024	2023
Income tax reserves	$6,865	$6,916
Deferred taxes	815	1,146
Excess Savings Plan	1,445	1,437
Disability benefits	274	308
Derivative liabilities	463	299
Workforce reductions	445	526
Environmental accruals	204	206
Other	536	639
Total	$11,048	$11,475